Label	Element	Value
(US Equity Funds - Administrator Class) | (Allspring C&B Mid Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of medium-capitalization companies.
We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index was approximately $434.76 million to $73.62 billion, as of December 31, 2021, and is expected to change frequently.
We manage a relatively focused portfolio of 30 to 50 companies that we believe enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.
We select securities for the portfolio based on an analysis of a company’s financial characteristics and an assessment of the quality of a company’s management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company’s top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio’s assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 23.57% Lowest Quarter: March 31, 2020 -33.96%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(US Equity Funds - Administrator Class) | (Allspring C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.34%
5 Years	rr_AverageAnnualReturnYear05	11.22%
10 Years	rr_AverageAnnualReturnYear10	13.44%
(US Equity Funds - Administrator Class) | (Allspring C&B Mid Cap Value Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,430
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2012	rr_AnnualReturn2012	19.53%
Annual Return 2013	rr_AnnualReturn2013	37.19%
Annual Return 2014	rr_AnnualReturn2014	4.64%
Annual Return 2015	rr_AnnualReturn2015	(2.53%)
Annual Return 2016	rr_AnnualReturn2016	23.44%
Annual Return 2017	rr_AnnualReturn2017	15.04%
Annual Return 2018	rr_AnnualReturn2018	(14.51%)
Annual Return 2019	rr_AnnualReturn2019	36.49%
Annual Return 2020	rr_AnnualReturn2020	2.48%
Annual Return 2021	rr_AnnualReturn2021	21.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	21.61%
5 Years	rr_AverageAnnualReturnYear05	10.84%
10 Years	rr_AverageAnnualReturnYear10	13.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
(US Equity Funds - Administrator Class) | (Allspring C&B Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	10.13%
10 Years	rr_AverageAnnualReturnYear10	12.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
(US Equity Funds - Administrator Class) | (Allspring C&B Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.27%
5 Years	rr_AverageAnnualReturnYear05	8.52%
10 Years	rr_AverageAnnualReturnYear10	11.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
(US Equity Funds - Administrator Class) | (Allspring Common Stock Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in common stocks; and
■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.
We invest principally in common stocks of small-and medium-capitalization domestic and foreign companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index at the time of purchase. The ranges of the Russell 2000® Index and the Russell Midcap® Index were approximately $31.57 million to $13.96 billion and $434.76 million to $73.62 billion, respectively, as of December 31, 2021, and are expected to change frequently.
We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company’s “private market valuation,” which is the price an investor would be willing to pay for the entire company. We determine a company’s private market valuation based upon several different types of analysis. We carry out a fundamental analysis of a company’s cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company’s management strength, financial health, and growth potential in determining a company’s private market valuation. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market valuation as determined by these factors to the company’s public market valuation, and invest in the securities of those companies where we believe there is a significant gap between the two.
We may sell an investment when its price no longer compares favorably with the company’s private market valuation. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 26.83% Lowest Quarter: March 31, 2020 -32.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(US Equity Funds - Administrator Class) | (Allspring Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.18%
5 Years	rr_AverageAnnualReturnYear05	13.75%
10 Years	rr_AverageAnnualReturnYear10	14.15%
(US Equity Funds - Administrator Class) | (Allspring Common Stock Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,414
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2012	rr_AnnualReturn2012	18.53%
Annual Return 2013	rr_AnnualReturn2013	29.51%
Annual Return 2014	rr_AnnualReturn2014	6.17%
Annual Return 2015	rr_AnnualReturn2015	(1.93%)
Annual Return 2016	rr_AnnualReturn2016	14.15%
Annual Return 2017	rr_AnnualReturn2017	17.72%
Annual Return 2018	rr_AnnualReturn2018	(9.87%)
Annual Return 2019	rr_AnnualReturn2019	27.38%
Annual Return 2020	rr_AnnualReturn2020	17.52%
Annual Return 2021	rr_AnnualReturn2021	21.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	21.77%
5 Years	rr_AverageAnnualReturnYear05	14.10%
10 Years	rr_AverageAnnualReturnYear10	13.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(US Equity Funds - Administrator Class) | (Allspring Common Stock Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.85%
5 Years	rr_AverageAnnualReturnYear05	10.86%
10 Years	rr_AverageAnnualReturnYear10	10.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(US Equity Funds - Administrator Class) | (Allspring Common Stock Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	10.52%
10 Years	rr_AverageAnnualReturnYear10	10.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(US Equity Funds - Administrator Class) | (Allspring Discovery Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of small- and medium-capitalization companies; and
■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, which was approximately $73.62 billion, as of December 31, 2021, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We view innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market, and/or that are benefitting from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. We pay particular attention to how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 35.95% Lowest Quarter: December 31, 2018 -20.42%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(US Equity Funds - Administrator Class) | (Allspring Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	17.65%
10 Years	rr_AverageAnnualReturnYear10	15.75%
(US Equity Funds - Administrator Class) | (Allspring Discovery Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2012	rr_AnnualReturn2012	15.95%
Annual Return 2013	rr_AnnualReturn2013	42.66%
Annual Return 2014	rr_AnnualReturn2014	0.69%
Annual Return 2015	rr_AnnualReturn2015	(1.38%)
Annual Return 2016	rr_AnnualReturn2016	7.29%
Annual Return 2017	rr_AnnualReturn2017	29.15%
Annual Return 2018	rr_AnnualReturn2018	(7.01%)
Annual Return 2019	rr_AnnualReturn2019	39.26%
Annual Return 2020	rr_AnnualReturn2020	61.98%
Annual Return 2021	rr_AnnualReturn2021	(4.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.42%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	(4.98%)
5 Years	rr_AverageAnnualReturnYear05	20.82%
10 Years	rr_AverageAnnualReturnYear10	16.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(US Equity Funds - Administrator Class) | (Allspring Discovery Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.24%)
5 Years	rr_AverageAnnualReturnYear05	16.26%
10 Years	rr_AverageAnnualReturnYear10	13.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(US Equity Funds - Administrator Class) | (Allspring Discovery Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	15.83%
10 Years	rr_AverageAnnualReturnYear10	12.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(US Equity Funds - Administrator Class) | (Allspring Enterprise Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of medium-capitalization companies; and
■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index was approximately $434.76 million to $73.62 billion, as of December 31, 2021, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We view innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market, and/or that are benefitting from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. We pay particular attention to how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 34.56% Lowest Quarter: December 31, 2018 -18.05%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(US Equity Funds - Administrator Class) | (Allspring Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	19.83%
10 Years	rr_AverageAnnualReturnYear10	16.63%
(US Equity Funds - Administrator Class) | (Allspring Enterprise Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	619
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,372
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2012	rr_AnnualReturn2012	15.56%
Annual Return 2013	rr_AnnualReturn2013	42.41%
Annual Return 2014	rr_AnnualReturn2014	2.12%
Annual Return 2015	rr_AnnualReturn2015	(1.11%)
Annual Return 2016	rr_AnnualReturn2016	4.24%
Annual Return 2017	rr_AnnualReturn2017	28.62%
Annual Return 2018	rr_AnnualReturn2018	(5.95%)
Annual Return 2019	rr_AnnualReturn2019	40.75%
Annual Return 2020	rr_AnnualReturn2020	58.46%
Annual Return 2021	rr_AnnualReturn2021	3.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	22.71%
10 Years	rr_AverageAnnualReturnYear10	17.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
(US Equity Funds - Administrator Class) | (Allspring Enterprise Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	19.67%
10 Years	rr_AverageAnnualReturnYear10	14.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
(US Equity Funds - Administrator Class) | (Allspring Enterprise Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	17.84%
10 Years	rr_AverageAnnualReturnYear10	13.65%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
(US Equity Funds - Administrator Class) | (Allspring Opportunity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s total assets in equity securities; and
■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.
We may invest in the equity securities of companies of any market capitalization.
We invest in equity securities of companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company’s “private market valuation,” which is the price an investor would be willing to pay for the entire company. We determine a company’s private market valuation based upon several types of analysis. We carry out a fundamental analysis of a company’s cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company’s management strength, financial health, and growth potential in determining a company’s private market valuation. We place an emphasis on a company’s management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market valuation as determined by these factors to the company’s public market price, and invest in the equity securities of those companies where we believe there is a significant gap between the two.
We may sell an investment when its market valuation no longer compares favorably with the company’s private market valuation. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 21.48% Lowest Quarter: March 31, 2020 -21.65%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(US Equity Funds - Administrator Class) | (Allspring Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.66%
5 Years	rr_AverageAnnualReturnYear05	17.97%
10 Years	rr_AverageAnnualReturnYear10	16.30%
(US Equity Funds - Administrator Class) | (Allspring Opportunity Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2012	rr_AnnualReturn2012	14.48%
Annual Return 2013	rr_AnnualReturn2013	30.32%
Annual Return 2014	rr_AnnualReturn2014	10.27%
Annual Return 2015	rr_AnnualReturn2015	(3.11%)
Annual Return 2016	rr_AnnualReturn2016	12.10%
Annual Return 2017	rr_AnnualReturn2017	20.25%
Annual Return 2018	rr_AnnualReturn2018	(7.15%)
Annual Return 2019	rr_AnnualReturn2019	31.56%
Annual Return 2020	rr_AnnualReturn2020	21.18%
Annual Return 2021	rr_AnnualReturn2021	24.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	24.72%
5 Years	rr_AverageAnnualReturnYear05	17.29%
10 Years	rr_AverageAnnualReturnYear10	14.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
(US Equity Funds - Administrator Class) | (Allspring Opportunity Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.34%
5 Years	rr_AverageAnnualReturnYear05	14.83%
10 Years	rr_AverageAnnualReturnYear10	12.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
(US Equity Funds - Administrator Class) | (Allspring Opportunity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	13.30%
10 Years	rr_AverageAnnualReturnYear10	11.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
(US Equity Funds - Administrator Class) | (Allspring Special Mid Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of medium-capitalization companies.
We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index was approximately $434.76 million to $73.62 billion, as of December 31, 2021, and is expected to change frequently.
We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 19.83% Lowest Quarter: March 31, 2020 -31.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(US Equity Funds - Administrator Class) | (Allspring Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.34%
5 Years	rr_AverageAnnualReturnYear05	11.22%
10 Years	rr_AverageAnnualReturnYear10	13.44%
(US Equity Funds - Administrator Class) | (Allspring Special Mid Cap Value Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2012	rr_AnnualReturn2012	18.46%
Annual Return 2013	rr_AnnualReturn2013	38.76%
Annual Return 2014	rr_AnnualReturn2014	11.77%
Annual Return 2015	rr_AnnualReturn2015	(2.97%)
Annual Return 2016	rr_AnnualReturn2016	21.25%
Annual Return 2017	rr_AnnualReturn2017	10.90%
Annual Return 2018	rr_AnnualReturn2018	(13.31%)
Annual Return 2019	rr_AnnualReturn2019	35.18%
Annual Return 2020	rr_AnnualReturn2020	3.02%
Annual Return 2021	rr_AnnualReturn2021	28.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	28.32%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	14.02%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(US Equity Funds - Administrator Class) | (Allspring Special Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.10%
5 Years	rr_AverageAnnualReturnYear05	10.27%
10 Years	rr_AverageAnnualReturnYear10	12.75%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(US Equity Funds - Administrator Class) | (Allspring Special Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.20%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	11.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005

[1]
1.	The Manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
1.	The Manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.10% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
1.	The Manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
1.	The Manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.10% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[5]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[6]
2.	The Manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[7]
1.	The Manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.08% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.